Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses
	September 30, 2021	December 31, 2020
Accrued expenses and taxes	$1,976	$1,292
Accrued unvested option liability	139	151
Deferred revenue	301	44
Deferred rent	510	38
Warranty reserve	20	40
Total accrued expenses	$2,946	$1,565

	December 31,
	2020	2019
Accrued expenses and taxes	$1,292	$1,192
Accrued unvested option liability	151	—
Deferred revenue	44	—
Deferred rent	38	62
Warranty reserve	40	31
Total accrued expenses	$1,565	$1,285